Investments in Associates and Joint Ventures	12 Months Ended
Jun. 30, 2020
Interests in other entities [Abstract]
Investments in Associates and Joint Ventures
Investments in Associates and Joint Ventures

Accounting Policy

Associates are companies over which Aurora has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence represents the power to participate in the financial and operating policy decisions of the investee but does not represent the right to exercise control or joint control over those policies.

A joint venture is a contractual arrangement whereby the Company and other parties undertake an economic activity that is subject to joint control (i.e. when the strategic, financial and operating policy decisions relating to the activities of the joint venture require the unanimous consent of the parties sharing control).

Investments in associates and joint ventures are accounted for using the equity method and are initially recognized at cost, excluding financial assets that are not in-substance common shares and inclusive of transaction costs. When the Company holds marketable securities or derivative financial assets and subsequently obtains significant influence in that investee, the fair value of the financial instruments are reclassified to investments in associates at the deemed cost with the cumulative unrealized fair value gains or losses in other comprehensive loss, if any, transferred to deficit.

The consolidated financial statements include the Company’s share of the investee’s income, expenses and equity movements. Where the Company transacts with its joint ventures or associates, unrealized profits or losses are eliminated to the extent of the Company’s interest in the joint venture or associate.

Investments in associates and joint ventures are assessed for indicators of impairment at each period end. An impairment test is performed when there is objective evidence of impairment, such as significant adverse changes in the environment in which the equity-accounted investee operates or there is a significant or prolonged decline in the fair value of the investment below its carrying amount. An impairment loss is recorded when the recoverable amount is lower than the carrying amount. An impairment loss is reversed if the reversal is related to an event occurring after the impairment loss is recognized. Reversals of impairment losses are recognized in profit or loss and are limited to the original carrying amount under the equity method as if no impairment had been recognized for the asset in prior periods. The Company uses judgment in assessing whether impairment has occurred or a reversal is required as well as the amounts of such adjustments.

The carrying value of investments in associates and joint ventures consist of:

	Cann Group	Alcanna	CTT	Capcium	TGOD	Choom	ACI	Other immaterial investments	Total
	Note 5(a)	Note 5(c)		Note 5(d)	Note 5(e)	Note 5(f)	Note 5(i)
	$	$	$	$	$	$	$	$	$
Balance, June 30, 2018	81,183	109,577	—	11,256	132,292	—	—	134	334,442
Additions	—	—	3,413	3	—	—	5,360	—	8,776
Dividend income	—	(828)	—	—	—	—	—	—	(828)
Disposition / reclassification	—	—	—	—	(130,974)	—	(5,360)	(134)	(136,468)
Share of net loss (1)	(1,520)	(5,099)	(230)	(1,406)	(1,318)	—	—	—	(9,573)
Impairment	(18,158)	(68,696)	(2,078)	—	—	—	—	—	(88,932)
Impairment reversal	—	15,643	—	—	—	—	—	—	15,643
OCI FX gain (loss)	(4,488)	353	(80)	—	—	—	—	—	(4,215)
Balance, June 30, 2019	57,017	50,950	1,025	9,853	—	—	—	—	118,845
Additions	—	—	—	—	—	1,775	—	—	1,775
Disposition / reclassification	—	(15,645)	—	—	—	—	—	—	(15,645)
Share of net income (loss)(1)	(2,930)	(7,174)	(58)	(840)	—	(532)	—	—	(11,534)
Impairment	(37,213)	(27,748)	(633)	(9,013)	—	(428)	—	—	(75,035)
OCI FX gain (loss)	43	(383)	47	—	—	1	—	—	(292)
Balance, June 30, 2020	16,917	—	381	—	—	816	—	—	18,114

(1)	Represents an estimate of the Company’s share of net loss based on the latest available information of each investee.

The following is a summary of financial information for the Company’s associates and joint ventures for the periods presented based on the latest available information of each investee. The numbers have not been pro-rated for Aurora’s ownership interest.

	At June 30, 2020	At June 30, 2019
	Cann Group	Cann Group	Alcanna	Total
	$	$	$	$
Date obtained significant influence	Dec 11, 2017	Dec 11, 2017	Feb 14, 2018

Statement of financial position
Cash and cash equivalents	7,513	43,752	22,115	65,867
Current assets	12,760	69,620	149,835	219,455
Non-current assets	58,521	7,208	480,070	487,278

Current financial liabilities, excluding trade and other payables and provisions	—	4	22,237	22,241
Current liabilities	5,497	1,394	54,375	55,769
Non-current financial liabilities	—	—	73,364	73,364
Non-current liabilities	835	13	73,364	73,377

Statement of comprehensive loss
Revenue	1,025	—	136,424	136,424
Depreciation and amortization	(1,992)	—	(30,040)	(30,040)
Interest income	448	1,691	—	1,691
Interest expense	(83)	(21)	(22,872)	(22,893)
Income tax expense	—	—	(16,000)	(16,000)
Loss from continued operations	(15,084)	(9,276)	(37,180)	(46,456)
Loss from discontinued operations, net tax	—	—	(916)	(916)
Other comprehensive income	—	—	(2,532)	(2,532)
Total comprehensive loss	(15,084)	(9,276)	(40,628)	(49,904)